Note 2 - Assets Held For Sale (Tables)	12 Months Ended
Mar. 31, 2021
Disposal Group, Held-for-sale, Not Discontinued Operations [Member]
Notes Tables
Disposal Groups, Including Discontinued Operations [Table Text Block]
March 31, 2021

Property, Plant and Equipment (net)	$8,656
Current Assets Held For Sale	$8,656